RECENT ACCOUNTING PRONOUNCEMENTS - NARRATIVE (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 74,700	$ 49,200	$ 31,200
Total lease liabilities	$ 86,750	$ 54,081	$ 37,800
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets				$ 19,300
Total lease liabilities				$ 25,500